S000071635 [Member] Performance Management - Baron India Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance from year to year and by showing how the Fund’s annual returns for 1 year and since inception compared with that of a broad measure of market performance. Performance information for the periods shown prior to September 1, 2024 is based on the Fund’s prior investment strategy which allowed the Fund to invest in the common stock of companies located in all countries and markets in Asia. Effective September 1, 2024, the Fund changed its investment strategy to focus on investing in the common stock of companies located in India.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1‑800‑99BARON (1‑800‑992‑2766).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance from year to year and by showing how the Fund’s annual returns for 1 year and since inception compared with that of a broad measure of market performance.
Performance Additional Market Index [Text]	This table shows how the Fund’s performance compares to that of the MSCI India Index, a broad-based securities index that measures the performance of the large and mid cap segments of the Indian market, and the MSCI Emerging Markets Index, a broad-based securities index that captures large and mid‑cap representation across 24 Emerging Markets (EM) countries.
Bar Chart [Heading]	Total Return (%) for the year ended December 31 (Retail Shares)
Bar Chart Closing [Text Block]
Best Quarter:	6/30/24: 10.71%
Worst Quarter:	3/31/22: (15.34)%

Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/2025)
Performance Table Narrative
The following table shows the Fund’s Retail Shares’ annual and since inception return (before and after taxes) and the change in value of market indexes over various periods ended December 31, 2025. This table shows how the Fund’s performance compares to that of the MSCI India Index, a broad-based securities index that measures the performance of the large and mid cap segments of the Indian market, and the MSCI Emerging Markets Index, a broad-based securities index that captures large and mid‑cap representation across 24 Emerging Markets (EM) countries. The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after‑tax returns.
After‑tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after‑tax returns depend on your own tax situation and may differ from those shown. After‑tax returns reflect past tax effects and are not predictive of future tax effects. After‑tax returns are not relevant to investors who hold their Fund’s shares in a tax‑deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax‑exempt.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant to investors who hold their Fund’s shares in a tax‑deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax‑exempt.
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after‑tax returns.
Performance Availability Website Address [Text]	BaronCapitalGroup.com/daily‑prices‑and‑performance
Performance Availability Phone [Text]	1‑800‑99BARON (1‑800‑992‑2766)
Retail Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.71%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	WorstQuarter:
Lowest Quarterly Return	(15.34%)
Lowest Quarterly Return, Date	Mar. 31, 2022